As filed with the Securities and Exchange Commission on March 18, 2011
Commission File Nos.  333-70384
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 51	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 187	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 15, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 51, is to designate a new effective date of the Post-Effective Amendment No. 50, which was filed on January 20, 2011 (Accession No. 0000927730-11-000012).  Parts A, B and C of Post-Effective Amendment No. 50 are unchanged and hereby incorporated by reference.

SEC 2125 (7-09)

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 18th day of March, 2011.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ THOMAS J. MEYER
       Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ THOMAS J. MEYER
      Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated

*MICHAEL A. WELLS	March 18, 2011
Michael A. Wells
President and Chief Executive Officer

*JAMES R. SOPHA	March 18, 2011
James R. Sopha
Chief Operating Officer

*CLIFFORD J. JACK	March 18, 2011
Clifford J. Jack
Executive Vice President, Chief Distribution Officer
and Director

*P. CHAD MYERS	March 18, 2011
P. Chad Myers
Executive Vice President and Director (acting Chief Financial Officer)

*HERBERT G. MAY III	March 18, 2011
Herbert G. May III
Chief Administrative Officer and Director

*JOSEPH M. CLARK	March 18, 2011
Joseph M. Clark
Senior Vice President and Chief Information Officer

*THOMAS J. MEYER	March 18, 2011
Thomas J. Meyer
Senior Vice President, General Counsel, Secretary and Director

*LAURA L. PRIESKORN	March 18, 2011
Laura L. Prieskorn
Senior Vice President and Director

*JOHN H. BROWN	March 18, 2011
John H. Brown
Vice President and Director

*JULIA A. GOATLEY	March 18, 2011
Julia A. Goatley
Vice President, Assistant Secretary and Director

*DONALD B. HENDERSON, JR.	March 18, 2011
Donald B. Henderson, Jr.
Director

*DAVID L. PORTEOUS	March 18, 2011
David L. Porteous
Director

*DONALD T. DECARLO	March 18, 2011
Donald T. DeCarlo
Director

*GARY H. TORGOW	March 18, 2011
Gary H. Torgow
Director

*JOHN C. COLPEAN	March 18, 2011
John C. Colpean
Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Michael A. Wells, Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485 and 333-163323), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2011.

MICHAEL A. WELLS
__________________________________________
Michael A. Wells
President and Chief Executive Officer

JAMES R. SOPHA
__________________________________________
James R. Sopha
Chief Operating Officer

ANDREW B. HOPPING
_________________________________________
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

CLIFFORD J. JACK
________________________________________
Clifford J. Jack
Executive Vice President, Chief Distribution Officer
and Director

P. CHAD MYERS
______________________________________________
P. Chad Myers
Executive Vice President

HERBERT G. MAY III
______________________________________________
Herbert G. May III
Chief Administrative Officer and Director

JOSEPH M. CLARK
______________________________________________
Joseph M. Clark
Senior Vice President and Chief Information Officer

THOMAS J. MEYER
______________________________________________
Thomas J. Meyer
Senior Vice President, General Counsel, Secretary and Director

LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN
____________________________________________
John H. Brown
Vice President and Director

JULIA A. GOATLEY
____________________________________________
Julia A. Goatley
Vice President, Assistant Secretary and Director

DONALD B. HENDERSON, JR.
_____________________________________________
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
_____________________________________________
David L. Porteous
Director

DONALD T. DECARLO
_____________________________________________
Donald T. DeCarlo
Director

GARY H. TORGOW
_____________________________________________
Gary H. Torgow
Director

JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director